ACCOUNTS PAYABLE AND ACCRUED CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Schedule of accounts payable and accrued charges
	2017	2016

Trade and accruals	$512.2	$492.6
Salaries and employee benefits	144.0	137.3
Interest payable	49.6	43.8
Stock-based compensation	19.8	17.2

	$725.6	$690.9